SEGMENTED INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues and Other Income
Less : Royalties	$ (2,001)	$ (238)
Operating revenues, net of royalties	39,132	24,662
Other income (loss)	(31)	390
Total revenue	39,101	25,052
Expenses
Purchases of crude oil and products	13,791	9,112
Operating, selling and general	11,366	9,794
Transportation	1,479	1,551
Depreciation, depletion, amortization and impairment	5,850	9,526
Exploration	47	186
(Gain) loss on disposal of assets	(257)	(16)
Financing expenses	1,255	996
Total expenses	33,531	31,149
(Loss) Earnings before Income Taxes	5,570	(6,097)
Income Tax Expense (Recovery)
Current	1,395	(659)
Deferred	56	(1,119)
Total income tax expense (recovery)	1,451	(1,778)
Net Earnings (Loss)	4,119	(4,319)
Capital and Exploration Expenditures	4,555	3,926
Reclassification, Adjustment
Expenses
Operating, selling and general		(133)
Transportation		133
Operating segments
Revenues and Other Income
Gross revenues	41,133	24,900
Oil Sands
Revenues and Other Income
Less : Royalties	(1,523)	(95)
Operating revenues, net of royalties	18,397	10,522
Other income (loss)	6	298
Total revenue	18,403	10,820
Expenses
Purchases of crude oil and products	1,444	844
Operating, selling and general	8,056	7,169
Transportation	1,126	1,223
Depreciation, depletion, amortization and impairment	4,585	6,430
Exploration	12	57
(Gain) loss on disposal of assets	(4)	(1)
Financing expenses	359	336
Total expenses	15,578	16,058
(Loss) Earnings before Income Taxes	2,825	(5,238)
Income Tax Expense (Recovery)
Current	729	(645)
Deferred	(51)	(797)
Total income tax expense (recovery)	678	(1,442)
Net Earnings (Loss)	2,147	(3,796)
Capital and Exploration Expenditures	3,168	2,736
Oil Sands | Operating segments
Revenues and Other Income
Gross revenues	15,319	7,792
Oil Sands | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	4,601	2,825
Exploration and Production
Revenues and Other Income
Less : Royalties	(478)	(143)
Operating revenues, net of royalties	2,500	1,756
Other income (loss)	17	54
Total revenue	2,517	1,810
Expenses
Operating, selling and general	429	476
Transportation	112	100
Depreciation, depletion, amortization and impairment	324	2,147
Exploration	35	129
(Gain) loss on disposal of assets	(227)
Financing expenses	53	47
Total expenses	726	2,899
(Loss) Earnings before Income Taxes	1,791	(1,089)
Income Tax Expense (Recovery)
Current	473	64
Deferred	33	(321)
Total income tax expense (recovery)	506	(257)
Net Earnings (Loss)	1,285	(832)
Capital and Exploration Expenditures	270	489
Exploration and Production | Operating segments
Revenues and Other Income
Gross revenues	2,978	1,899
Refining and Marketing
Revenues and Other Income
Operating revenues, net of royalties	22,915	15,272
Other income (loss)	(50)	48
Total revenue	22,865	15,320
Expenses
Purchases of crude oil and products	16,807	11,243
Operating, selling and general	2,019	1,759
Transportation	282	271
Depreciation, depletion, amortization and impairment	853	867
(Gain) loss on disposal of assets	(19)	(24)
Financing expenses	56	37
Total expenses	19,998	14,153
(Loss) Earnings before Income Taxes	2,867	1,167
Income Tax Expense (Recovery)
Current	576	325
Deferred	113	(24)
Total income tax expense (recovery)	689	301
Net Earnings (Loss)	2,178	866
Capital and Exploration Expenditures	825	515
Refining and Marketing | Operating segments
Revenues and Other Income
Gross revenues	22,808	15,180
Refining and Marketing | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	107	92
Corporate and Eliminations
Revenues and Other Income
Operating revenues, net of royalties	(4,680)	(2,888)
Other income (loss)	(4)	(10)
Total revenue	(4,684)	(2,898)
Expenses
Purchases of crude oil and products	(4,460)	(2,975)
Operating, selling and general	862	390
Transportation	(41)	(43)
Depreciation, depletion, amortization and impairment	88	82
(Gain) loss on disposal of assets	(7)	9
Financing expenses	787	576
Total expenses	(2,771)	(1,961)
(Loss) Earnings before Income Taxes	(1,913)	(937)
Income Tax Expense (Recovery)
Current	(383)	(403)
Deferred	(39)	23
Total income tax expense (recovery)	(422)	(380)
Net Earnings (Loss)	(1,491)	(557)
Capital and Exploration Expenditures	292	186
Corporate and Eliminations | Operating segments
Revenues and Other Income
Gross revenues	28	29
Corporate and Eliminations | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	$ (4,708)	$ (2,917)